CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Total comprehensive profit (loss)	$ 2,921	$ (4,197)	$ (13,349)
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation and amortization	660	362	558
Depreciation of leased systems	1,111	975	976
Impairment and disposal of inventory and system components	1,519	1,447	816
Finance expenses (income), net	(2,068)	(1,013)	351
Cost of share-based payment	1,441	381	1,474
Income taxes	538	251	315
Total adjustments to reconcile loss	3,201	2,403	4,490
Changes in asset and liability items:
Increase in inventory	(920)	(506)	(3,595)
Decrease (increase) in trade receivables	(867)	1,089	1,456
Decrease (increase) in other current assets	1,649	(312)	(403)
Increase (decrease) in trade payables	2,119	(327)
Increase in other accounts payable	129	62	298
Increase in deferred revenues	277	1,629	790
Total changes in asset and liability	2,387	(1,635)	(1,454)
Interest paid	(124)	(253)	(46)
Interest received	2,922	1,707	1,042
Income taxes paid	(1,009)	(11)	(443)
Total cash received during the year	1,789	1,443	553
Net cash provided by (used in) operating activities	10,298	1,284	(9,760)
Cash flows from investing activities:
Proceeds from disposal (purchase) of property and equipment and system components, net	(3,794)	(2,387)	1,936
Proceeds from lease assets	76
Proceeds from short-term bank deposits	35,000		40,254
Investment in short-term bank deposits		(35,000)
Investment in long-term deposits, net	(971)	(22)	(21)
Net cash provided by (used in) investing activities	30,311	(37,409)	42,169
Cash flows from financing activities:
Proceeds from government grants		32	15
Repayment of liability in respect of research and development grants	(1,108)	(787)	(977)
Repayment of lease liabilities	(424)	(271)	(533)
Issuance of share capital, net			(52)
Exercise of share options	17
Issuance of warrants liability	3,425
Proceeds from issuance of shares, net	16,353
Net cash provided by (used in) financing activities	18,263	(1,026)	(1,547)
Exchange rate differences on balance of cash and cash equivalents	(47)	90	(202)
Increase (decrease) in cash and cash equivalents	58,825	(37,061)	30,660
Cash and cash equivalents at the beginning of the year	10,520	47,581	16,921
Cash and cash equivalents at the end of the year	69,345	10,520	47,581
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	$ 5,548	$ 308	$ 301